PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS
Schedule of provisions

USDm	2024	2023	2022
Cargo claim provisions	—	—	6.5
Warranty provisions	0.6	0.6	0.3
Balance as of December 31	0.6	0.6	6.8